Additional Insurance Benefits and Minimum Guarantees	12 Months Ended
Dec. 31, 2011
Insurance [Abstract]
Additional Insurance Benefits and Minimum Guarantees
Additional Insurance Benefits and Minimum Guarantees

Under the requirements of ASC Topic 944, the Company calculates reserve liabilities for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the guaranteed minimum death benefits (“GMDB”), guaranteed minimum income benefits (“GMIB”), guaranteed minimum withdrawal benefit with life payouts (“GMWBL”), guaranteed minimum accumulation benefits (“GMAB”) and guarantee minimum withdrawal benefits without lifetime guarantees (“GMWB”) additional reserves at December 31, 2011.

Area	2011 Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios

Mean investment performance
GMDB: The mean investment performance varies by fund group. In general we group all separate account returns into 6 fund groups, and generate stochastic returns for each of these fund groups. The overall mean separate account return is 8.125%. The general account fixed portion is a small percentage of the overall total.

GMIB: 8.125% based on a single fund group.

GMAB / GMWB / GMWBL: Zero rate curve

Volatility	GMDB: 15.76% GMIB: 16.53% GMAB / GMWB / GMWBL: Implied volatilities through the 5-year tenor and then a blend of implied and historical thereafter.

Mortality
Depending on the type of benefit and gender, the Company uses Annuity 2011 Basic Table constructed by improving the Annuity 2000 basic table using Modified Projection Scale G with 11 years of improvement. Table multipliers were derived by comparing 2006 - 2010 mortality experience to base table mortality. Multipliers grade to 100% on a straight line from age 80 to 100.

A mortality margin was reflected in GMAB / GMWB / GMWBL fair value reserves.

Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-moneyness. A lapse margin was reflected in the GMAB / GMWB / GMWBL fair value reserves.

Discount rates
GMDB / GMIB: 5.5% based on management's best estimate of the long term credited rate of return.

GMAB / GMWB / GMWBL: Zero rate curve plus adjustment for nonperformance risk; nonperformance risk varies between 0.95% and 1.65% based on term structure.

The Company completed its annual review of actuarial assumptions for its variable annuity block of business in the fourth quarter of 2011, and updated the assumptions used in determining the future policy benefit reserves for its variable annuity products. The assumptions for its variable annuity block were updated for lapses, mortality, annuitization and utilization rates, with the most significant revision coming from the adjustment of lapse assumptions. The assumption changes resulted in an increase in gross reserves as of December 31, 2011 of approximately $731.4, a portion of which is covered under various reinsurance agreements with SLDI or other third party reinsurers. As of December 31, 2011, the increase in reserves, net of reinsurance, was $411.4.

The calculation of the GMIB and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed benefit reserves.

The separate account liabilities subject to the requirements for additional reserve liabilities under ASC Topic 944 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2011 and 2010, and the paid and incurred amounts by type for the years ended December 31, 2011 and 2010, were as follows:

	Guaranteed Minimum Death Benefit (GMDB)	Guaranteed Minimum Accumulation/ Withdrawal Benefit (GMAB/GMWB)	Guaranteed Minimum Income Benefit (GMIB)	Guaranteed Withdrawal For Life Benefit (GMWBL)

Separate account liability at December 31, 2011	$39,356.9	$1,105.9	$—	$—

Separate account liability at December 31, 2010	$44,413.3	$1,442.6	$—	$—

Additional liability balance:
Balance at January 1, 2010	$477.6	$73.9	$—	$258.4
Incurred guaranteed benefits	21.4	13.8	—	(40.9)
Paid guaranteed benefits	(125.1)	(10.7)	—	—
Balance at December 31, 2010	$373.9	$77.0	$—	$217.5
Incurred guaranteed benefits	246.7	40.1	—	1,520.6
Paid guaranteed benefits	(110.3)	(2.2)	—	—
Balance at December 31, 2011	$510.3	$114.9	$—	$1,738.1

The net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of December 31, 2011 and 2010.

	Guaranteed Minimum Death Benefit (GMDB)	Guaranteed Minimum Accumulation/ Withdrawal Benefit (GMAB/GMWB)	Guaranteed Minimum Income Benefit (GMIB)	Guaranteed Withdrawal For Life Benefit (GMWBL)
2011
Net amount at risk, net of reinsurance	$8,699.0	$63.2	$—	$—
Weighted average attained age	68.0	62.0	—	—

2010
Net amount at risk, net of reinsurance	$6,918.5	$52.4	$—	$—
Weighted average attained age	67.0	62.0	—	—

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2011 and 2010 was $39.4 billion and $44.4 billion, respectively.